Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of property, plant and equipment

	Land and buildings £m	Plant, equipment and vehicles £m	Assets in construction £m	Total £m
Cost at 1 January 2024	6,455	10,704	2,120	19,279
Exchange adjustments	(141)	(233)	(51)	(425)
Additions	42	166	1,185	1,393
Capitalised borrowing costs	–	–	20	20
Disposals and write-offs	(144)	(381)	(5)	(530)
Reclassifications	179	762	(949)	(8)
Transfer to assets held for sale	(16)	(3)	–	(19)
Cost at 31 December 2024	6,375	11,015	2,320	19,710
Exchange adjustments	26	99	25	150
Additions	7	132	1,234	1,373
Capitalised borrowing costs	–	–	15	15
Disposals and write-offs	(36)	(485)	(26)	(547)
Reclassifications	(26)	1,027	(1,027)	(26)
Transfer to assets held for sale	(189)	(242)	(30)	(461)
Cost at 31 December 2025	6,157	11,546	2,511	20,214

Depreciation at 1 January 2024	(3,323)	(6,311)	–	(9,634)
Exchange adjustments	76	139	–	215
Charge for the year	(211)	(675)	–	(886)
Disposals and write-offs	121	325	–	446
Transfer to assets held for sale	14	2	–	16
Reclassifications	(27)	26	–	(1)
Depreciation at 31 December 2024	(3,350)	(6,494)	–	(9,844)
Exchange adjustments	(16)	(56)	–	(72)
Charge for the year	(195)	(655)	–	(850)
Disposals and write-offs	19	406	–	425
Transfer to assets held for sale	100	112	–	212
Reclassifications	157	(175)	–	(18)
Depreciation at 31 December 2025	(3,285)	(6,862)	–	(10,147)

Impairment at 1 January 2024	(237)	(360)	(28)	(625)
Exchange adjustments	3	5	1	9
Disposals and write-offs	22	55	3	80
Impairment losses	(27)	(84)	(5)	(116)
Reversal of impairments	4	23	1	28
Reclassifications	(24)	(13)	22	(15)
Impairment at 31 December 2024	(259)	(374)	(6)	(639)
Exchange adjustments	(4)	(6)	–	(10)
Disposals and write-offs	21	74	26	121
Impairment losses	(81)	(102)	(25)	(208)
Reversal of impairments	(1)	16	–	15
Transfer to assets held for sale	5	2	–	7
Reclassifications	(10)	(23)	2	(31)
Impairment at 31 December 2025	(329)	(413)	(3)	(745)
Total accumulated depreciation and impairment at 31 December 2024	(3,609)	(6,868)	(6)	(10,483)
Total accumulated depreciation and impairment at 31 December 2025	(3,614)	(7,275)	(3)	(10,892)
Net book value at 1 January 2024	2,895	4,033	2,092	9,020
Net book value at 31 December 2024	2,766	4,147	2,314	9,227
Net book value at 31 December 2025	2,543	4,271	2,508	9,322